Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2013
Registrant Name	LORD ABBETT MID CAP STOCK FUND INC
Central Index Key	0000716788
Amendment Flag	false
Document Creation Date	Sep. 19, 2014
Document Effective Date	Oct. 01, 2014
Prospectus Date	May 01, 2014